NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED COMPANIES

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Heng Fei Yang	Investment holding
Tian’an Technology Group (HK) Limited (formerly known as Yunke Jingrong Information Technology Co., Ltd.)	October 27, 2021, Hong Kong	USD $0	100% owned by Tian’an	Investment holding and limited sales of healthcare products
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, PRC	USD $0	100% owned by Tian’an HK	Sales of healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd.	September 25, 2024, PRC	RMB $100,000	100% owned by Tian’an HK	Artificial intelligence software development and healthcare services

SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets to the total amounts presented in the consolidated statements of cash flows.

	As of June 30, 2026	As of December 31, 2025
Cash	$130,337	$49,864
Cash equivalents	-	-
Restricted cash	15,603	-
Total cash, cash equivalents and restricted cash shown in the consolidated statements of the cash flows	$145,940	$49,864

SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES

	June 30,
	2026	2025
Period-end RMB per USD exchange rate	6.8109	7.1636
Average RMB per USD exchange rate	6.8932	7.2526

December 31, 2025
Period-end RMB per USD exchange rate	6.9937
Average yearly RMB per USD exchange rate	7.1862

	June 30,
	2026	2025
Period-end HKD per USD exchange rate	7.8420	7.8499
Average HKD per USD exchange rate	7.8243	7.7924

December 31, 2025
Period-end HKD per USD exchange rate	7.7832
Average yearly HKD per USD exchange rate	7.7959